Annual Total Returns- JPMorgan High Yield Municipal Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan High Yield Municipal Fund - Class R6	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.86%	6.96%	(1.78%)	6.78%	2.34%	1.06%	4.60%	1.64%	10.27%	3.11%